PREMISES AND EQUIPMENT - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property Plant And Equipment [Abstract]
Amounts paid for rent expense	$ 1,100,000	$ 866,000	$ 704,000